LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED JULY 1, 2012

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JULY 1, 2012,

OF WESTERN ASSET EMERGING MARKETS DEBT FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus and Statement of Additional Information (“SAI”).

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. All references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares will be reclassified as new Class C shares. All references to Class R1 shares in the Prospectus and SAI shall instead be read as referring to new Class C shares.